Subsequent events	3 Months Ended
Mar. 31, 2021
Subsequent events
Subsequent events

22.Subsequent events

From April 1, 2021 to the reporting date, the Company issued 15,253 common shares at various prices per share for gross proceeds of $42,577 pursuant to the exercise of certain stock options by certain Plan participants.